Subsequent Events	9 Months Ended
Sep. 30, 2017
Subsequent Events [Abstract]
Subsequent Events

13.	Subsequent Events:

Dispute with charterer: In October 2017, the commercial dispute the Company had with one of its charterers was resolved and a settlement agreement was signed. Pursuant to this agreement, from the total amount of $300 held under escrow, $150 was paid to the charterer and the resulting balance was paid back to Maritime, as discussed in Note 11.

Issuance of shares of common stock under the EIP: On November 15, 2017, 200,000 restricted shares of the Company’s common stock were granted and issued to a senior officer of the Company, and were vested immediately upon issuance, as discussed in Note 8.

Private Placement: On December 6, 2017, the Company entered into a Purchase Agreement with certain accredited investors, pursuant to which the Company, in a private placement, agreed to issue and sell to the Investors an aggregate of 2,400,000 shares of its common stock at a price per share of $2.00. The Private Placement closed on December 8, 2017, resulting in gross proceeds of $4,800, as discussed in Note 8.